SCHEDULE OF INVESTMENTS

ROYCE MICRO-CAP TRUST

MARCH 31, 2026 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 101.5%

Communication Services – 2.3%
Entertainment - 1.1%
IMAX Corporation [1],[2],[3]	191,926	$7,295,107
Interactive Media & Services - 0.8%
DHI Group [3]	500,549	1,406,542
QuinStreet [3]	362,269	4,350,851
		5,757,393
Media - 0.4%
Magnite [3]	210,376	2,499,267
Total		15,551,767

Consumer Discretionary – 10.6%
Automobile Components - 0.7%
Fox Factory Holding Corp. [3]	184,071	3,029,809
Stoneridge [3]	452,992	2,187,951
		5,217,760
Diversified Consumer Services - 2.5%
Legacy Education [3]	495,483	6,203,447
Lincoln Educational Services [3]	100,000	4,068,000
Universal Technical Institute [2],[3]	194,500	7,021,450
		17,292,897
Hotels, Restaurants & Leisure - 2.0%
Century Casinos [3]	960,557	1,335,174
First Watch Restaurant Group [3]	184,801	1,936,715
Lindblad Expeditions Holdings [3]	430,719	7,451,439
Target Hospitality [3]	331,829	3,079,373
		13,802,701
Household Durables - 0.9%
Legacy Housing [2],[3]	194,097	3,965,402
LGI Homes [3]	58,330	2,305,785
		6,271,187
Leisure Products - 1.5%
American Outdoor Brands [3]	567,726	5,302,561
MasterCraft Boat Holdings [3]	236,509	4,850,799
		10,153,360
Specialty Retail - 2.6%
Bed Bath & Beyond [3]	435,651	2,021,421
Citi Trends [1],[2],[3]	150,648	6,526,071
J.Jill	169,879	1,946,813
OneWater Marine Cl. A [3]	335,050	3,166,222
RealReal [3]	353,585	3,210,552
Shoe Carnival	51,586	804,226
		17,675,305
Textiles, Apparel & Luxury Goods - 0.4%
Lakeland Industries [3]	215,140	1,761,997
Vera Bradley [3]	369,944	1,169,023
		2,931,020
Total		73,344,230

Consumer Staples – 0.1%
Food Products - 0.1%
Seneca Foods Cl. A [2],[3]	6,651	1,005,099
Total		1,005,099

Energy – 4.5%
Energy Equipment & Services - 2.8%
Natural Gas Services Group	147,939	5,583,218
Pason Systems	503,586	4,792,954
Ranger Energy Services Cl. A	187,189	3,208,420
Select Water Solutions Cl. A	381,368	5,834,930
		19,419,522
Oil, Gas & Consumable Fuels - 1.7%
Dorchester Minerals L.P. [2]	59,481	1,611,935
Navigator Holdings	142,581	2,756,091
Riley Exploration Permian [2]	99,629	3,631,477
SandRidge Energy	226,299	3,690,936
		11,690,439
Total		31,109,961

Financials – 14.0%
Banks - 6.3%
BayCom Corp. [2]	157,358	4,677,466
Chain Bridge Bancorp Cl. A [2],[3]	118,847	4,147,760
Coastal Financial [2],[3]	34,487	2,624,461
Esquire Financial Holdings	38,133	4,099,297
First National Bank Alaska [4]	2,212	655,858
HBT Financial [2]	146,887	3,924,821
Hingham Institution for Savings [2]	14,980	4,281,883
HomeTrust Bancshares [2]	87,260	3,721,639
Investar Holding	110,540	3,014,426
Midway Investments [3],[5]	735,647	0
Northeast Bank [2]	45,210	5,080,248
Unity Bancorp [1],[2]	31,688	1,642,389
Virginia National Bankshares	26,718	1,020,628
Western New England Bancorp	352,810	4,561,833
		43,452,709
Capital Markets - 5.5%
Canaccord Genuity Group	626,671	5,365,288
Oppenheimer Holdings Cl. A [2]	75,967	6,775,497
OTC Markets Group [4]	63,527	3,366,931
Perella Weinberg Partners Cl. A	140,676	2,554,676
Silvercrest Asset Management Group Cl. A	212,101	2,850,637
Sprott	75,018	10,705,610
Tel Aviv Stock Exchange [4]	118,000	5,224,870
Westaim Corporation (The) [3]	36,233	619,902
		37,463,411
Consumer Finance - 1.3%
EZCORP Cl. A [3]	358,823	9,106,928
Insurance - 0.9%
International General Insurance Holdings [2]	250,804	6,075,727
Total		96,098,775

Health Care – 12.2%
Biotechnology - 1.8%
Absci Corporation [3]	448,049	1,344,147
BridgeBio Oncology Therapeutics [3]	147,991	1,324,520
CareDx [3]	233,363	4,051,182
Compass Therapeutics [3]	334,649	1,770,293
ORIC Pharmaceuticals [3]	328,432	4,161,233
		12,651,375
Health Care Equipment & Supplies - 3.6%
Acme United [2]	66,045	2,966,081
AngioDynamics [3]	176,913	2,011,501
Apyx Medical [3]	663,269	2,447,463
Artivion [1],[2],[3]	133,326	4,882,398
Delcath Systems [3]	119,540	1,109,331
Establishment Labs Holdings [2],[3]	117,034	6,645,191
Profound Medical [3]	691,021	4,421,024
		24,482,989
Health Care Providers & Services - 1.5%
AMN Healthcare Services [2],[3]	292,439	5,363,331
Cross Country Healthcare [3]	338,213	3,179,202
GeneDx Holdings Cl. A [2],[3]	31,567	2,027,233
		10,569,766
Health Care Technology - 1.2%
Certara [3]	469,905	2,678,459
Simulations Plus [2],[3]	259,776	3,070,552
SOPHiA GENETICS [3]	370,258	1,832,777
Veradigm [3],[4]	92,794	431,492
		8,013,280
Life Sciences Tools & Services - 3.6%
Alpha Teknova [3]	662,044	1,913,307
Azenta [3]	166,827	3,525,054
BioLife Solutions [2],[3]	225,832	4,308,875
Cytek Biosciences [3]	999,296	4,366,924
Maravai LifeSciences Holdings Cl. A [3]	1,137,227	3,218,352
Mesa Laboratories [2]	66,896	5,914,944
Standard BioTools [3]	1,867,129	1,716,452
		24,963,908
Pharmaceuticals - 0.5%
Esperion Therapeutics [3]	1,124,331	3,080,667
Total		83,761,985

Industrials – 28.3%
Aerospace & Defense - 2.9%
Astronics Corporation [2],[3]	85,983	5,737,645
CPI Aerostructures [3]	203,940	799,445
Park Aerospace	289,845	7,935,956
VSE Corporation [2]	28,449	5,245,996
		19,719,042
Air Freight & Logistics - 1.0%
Forward Air [3]	181,144	3,026,916
Radiant Logistics [3]	570,210	4,019,981
		7,046,897
Building Products - 0.8%
Janus International Group [3]	459,251	2,365,143
Quanex Building Products	175,289	3,149,943
		5,515,086
Commercial Services & Supplies - 1.7%
ACV Auctions Cl. A [3]	290,697	1,232,555
Liquidity Services [2],[3]	185,883	5,682,443
Montrose Environmental Group [3]	232,840	5,096,868
		12,011,866
Construction & Engineering - 5.3%
Ameresco Cl. A [3]	192,211	4,901,381
Argan [2]	18,832	10,256,849
Bowman Consulting Group [3]	115,726	3,291,247
Concrete Pumping Holdings [3]	432,041	3,084,773
Limbach Holdings [1],[2],[3]	73,022	5,699,367
NWPX Infrastructure [2],[3]	116,600	9,078,476
		36,312,093
Electrical Equipment - 3.3%
American Superconductor [1],[2],[3]	84,114	2,847,259
Hammond Power Solutions Cl. A	38,667	4,874,582
LSI Industries	286,946	5,337,196
Powell Industries [2]	9,033	4,887,576
Preformed Line Products [2]	18,087	4,897,055
		22,843,668
Ground Transportation - 1.2%
Covenant Logistics Group Cl. A	209,761	5,695,011
Marten Transport	198,021	2,600,016
		8,295,027
Machinery - 5.6%
Aebi Schmidt Holding	209,008	2,029,468
CECO Environmental [3]	130,067	7,749,392
Energy Recovery [3]	306,085	3,082,276
Graham Corporation [1],[2],[3]	106,971	8,442,151
Lindsay Corporation [2]	43,950	5,233,126
Luxfer Holdings	464,828	5,661,605
Perma-Pipe International Holdings [3]	81,001	2,414,640
Titan International [3]	314,601	2,173,893
Wabash National	103,501	892,179
Westport Fuel Systems [3]	304,843	554,814
		38,233,544
Marine Transportation - 0.4%
Clarkson [4]	45,755	2,807,054
Professional Services - 1.5%
Alight Cl. A [3]	514,732	299,934
Asure Software [3]	284,668	2,448,145
Kforce	102,896	3,008,679
Mistras Group [3]	187,419	2,770,053
TrueBlue [3]	527,787	2,063,647
		10,590,458
Trading Companies & Distributors - 4.6%
Alta Equipment Group [3]	341,605	1,834,419
Distribution Solutions Group [2],[3]	126,034	3,307,132
EVI Industries	247,477	5,093,077
NPK International [3]	624,842	9,053,961
Titan Machinery [3]	291,484	4,873,612
Transcat [2],[3]	100,643	7,392,228
		31,554,429
Total		194,929,164

Information Technology – 21.9%
Communications Equipment - 4.5%
ADTRAN Holdings [3]	720,128	9,059,210
Applied Optoelectronics [3]	69,427	5,872,830
Clearfield [2],[3]	160,175	4,239,832
Digi International [1],[2],[3]	138,000	6,651,600
NETGEAR [3]	142,830	3,119,407
Ribbon Communications [3]	916,553	1,943,093
		30,885,972
Electronic Equipment, Instruments & Components - 7.1%
Arlo Technologies [3]	117,109	1,666,461
Bel Fuse Cl. B [2]	46,061	9,119,157
Climb Global Solutions [2],[3]	180,512	3,577,748
Kraken Robotics [3]	371,908	2,138,785
LightPath Technologies Cl. A [3]	607,909	6,097,327
Luna Innovations [3],[4]	230,218	230,218
M-tron Industries [3]	4,632	309,649
nLIGHT [3]	136,784	7,799,424
Powerfleet [3]	1,352,591	4,165,980
Richardson Electronics	613,885	6,722,041
SmartRent Cl. A [3]	394,318	591,477
Vishay Precision Group [2],[3]	152,272	6,611,650
		49,029,917
Semiconductors & Semiconductor Equipment - 9.2%
Alpha and Omega Semiconductor [3]	100,741	2,232,420
Camtek [1],[2],[3]	61,275	9,289,903
Cohu [3]	297,071	9,096,314
Ichor Holdings [2],[3]	220,889	10,295,636
inTEST Corporation [3]	313,295	4,276,477
Kopin Corporation [3]	1,320,000	2,970,000
Nova [2],[3]	15,341	6,662,289
Onto Innovation [2],[3]	26,766	5,488,904
Penguin Solutions [3]	131,153	2,308,293
Ultra Clean Holdings [3]	169,207	10,521,291
		63,141,527
Software - 1.0%
Alkami Technology [2],[3]	100,156	1,569,444
Computer Modelling Group	218,463	672,146
PagerDuty [3]	305,303	1,895,932
PAR Technology [2],[3]	191,422	2,551,655
		6,689,177
Technology Hardware, Storage & Peripherals - 0.1%
AstroNova [3]	83,803	770,150
Total		150,516,743

Materials – 6.9%
Chemicals - 2.7%
Core Molding Technologies [3]	153,560	3,439,744
5N Plus [3]	543,004	12,366,017
LSB Industries [3]	175,601	2,616,455
		18,422,216
Metals & Mining - 4.2%
Alamos Gold Cl. A	151,044	6,719,944
Alphamin Resources	1,267,682	1,047,972
Altius Minerals	171,100	6,018,204
Ferroglobe	648,310	2,671,037
Major Drilling Group International [3]	739,818	8,519,793
Royal Gold	15,718	4,000,074
		28,977,024
Total		47,399,240

Real Estate – 0.7%
Real Estate Management & Development - 0.7%
Altus Group	73,400	2,519,481
Marcus & Millichap [2]	81,860	2,176,657
Total		4,696,138

TOTAL COMMON STOCKS
(Cost $499,828,505)		698,413,102

INVESTMENT COMPANIES – 0.9%
Financials – 0.9%
Capital Markets - 0.9%
ASA Gold and Precious Metals [2]	105,887	6,568,171
(Cost $1,468,724)		6,568,171

INVESTMENTS AT VALUE
(Cost $501,297,229)		704,981,273

REPURCHASE AGREEMENT – 0.7%
Fixed Income Clearing Corporation, 3.00% dated 3/31/26, due 4/1/26, maturity value $4,686,060 (collateralized by obligations of U.S. Government Agencies, 3.625% due 8/31/27, valued at $4,779,494)
(Cost $4,685,669)		4,685,669

TOTAL INVESTMENTS – 103.1%
(Cost $505,982,898)		709,666,942

LIABILITIES LESS CASH AND OTHER ASSETS – (3.1)%		(21,449,439)

NET ASSETS – 100.0%		$688,217,503

[1]	As of March 31, 2026, a portion of these securities, in the aggregate amount of $12,221,293, were rehypothecated by BNP Paribas Prime Brokerage International, Limited in connection with the Fund’s revolving credit agreement.

[2]	All or a portion of these securities were pledged as collateral in connection with the Fund's revolving credit agreement as of March 31, 2026. Total market value of pledged securities as of March 31, 2026, was $41,977,426.

[3]	Non-income producing.
[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.
[5]	A security for which market quotations are not readily available represents 0.0% of net assets. This security has been valued at its fair value under procedures approved by the Fund's Board of Directors. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $507,618,399. As of March 31, 2026, net unrealized appreciation for all securities was $202,048,543, consisting of aggregate gross unrealized appreciation of $250,092,892 and aggregate gross unrealized depreciation of $48,044,349. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Micro-Cap Trust, Inc. (the "Fund"), is a diversified closed-end investment company that was incorporated under the laws of the State of Maryland on September 9, 1993. The Fund commenced operations on December 14, 1993. Royce & Associates, LP, the Fund’s investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Fund are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by the Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Fund’s Board of Directors has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Fund's Board of Directors and policies and procedures adopted by Royce in its capacity as valuation designee for the Fund. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Fund on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;

●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and

●	The Fund uses an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold set by Royce as valuation designee. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;

●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;

●	the independent pricing services are unable to supply fair value prices; or

●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time the Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Fund as of March 31, 2026. Any Level 2 or Level 3 securities held by the Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Common Stocks	$685,696,679	$12,716,423	$0	$698,413,102
Investment Companies	6,568,171	–	–	6,568,171
Repurchase Agreement	–	4,685,669	–	4,685,669

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund as of March 31, 2026, is next business day and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the “credit agreement”) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund pledges eligible portfolio securities as collateral and has granted a security interest in such pledged securities to, and in favor of, BNPPI as security for the loan balance outstanding. The amount of eligible portfolio securities required to be pledged as collateral is determined by BNPPI in accordance with the credit agreement. In determining collateral requirements, the value of eligible securities pledged as collateral is subject to discount by BNPPI based upon a variety of factors set forth in the credit agreement. As of March 31, 2026, the market value of eligible securities pledged as collateral exceeded two times the loan balance outstanding.

If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

As of March 31, 2026, the Fund had outstanding borrowings of $20,000,000 under the credit agreement. The Fund has the right to reduce the maximum amount it can borrow under the credit agreement upon one (1) business day’s prior written notice to BNPPI. In addition, the Fund and BNPPI may agree to increase the maximum amount the Fund can borrow under the credit agreement, which amount may not exceed $60,000,000. During the three-month period ended March 31, 2026, the Fund had an average daily loan balance of $20,000,000. As of March 31, 2026, the aggregate value of rehypothecated securities was $12,221,293. As of April 17, 2026, the Fund had increased its outstanding borrowings under the credit agreement to $30,000,000.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).